SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated VIE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Current Assets:
Cash and cash equivalents	$ 21,925,322	$ 15,128,719
Accounts receivable and contract assets, net	15,247	28,362
Loans receivable, net - current		5,488,045
Prepayments and other assets	887,960	604,524
Other receivables	20,000,000	8,872,838
TOTAL CURRENT ASSETS	50,624,351	30,122,488
Property and equipment, net	55,433	66,887
Other receivable - non-current		1,496,121
TOTAL ASSETS	50,679,784	31,685,496
Current Liabilities
Accrued expenses and other current liabilities	1,069,049	1,142,507
Taxes payable	125,153	302,682
TOTAL CURRENT LIABILITIES	38,394,202	14,413,971
TOTAL LIABILITIES	38,394,202	14,413,971
Net revenues	6,311,092	1,754,935	$ 6,914,474
Net loss	(16,849,733)	(34,826,989)	(71,198,379)
Net cash provided by (used in) operating activities	(8,628,371)	10,058,470	(58,278,734)
Net cash provided by (used in) investing activities	(19,963,860)	(662)	12,775,363
Net cash provided by (used in) financing activities	34,781,117	(9,037,223)	(1,552,185)
Consolidated VIEs
Current Assets:
Cash and cash equivalents	2,394,869	10,246,074
Accounts receivable and contract assets, net	15,247	28,362
Loans receivable, net - current		5,488,045
Prepayments and other assets	55,864	381,297
Other receivables		8,872,838
Amounts due from related parties	27,139,795	13,936,237
TOTAL CURRENT ASSETS	29,605,775	38,952,853
Property and equipment, net	53,888	64,268
Other receivable - non-current		1,496,121
TOTAL ASSETS	29,659,663	40,513,242
Current Liabilities
Accrued expenses and other current liabilities	77,296	246,210
Taxes payable	11,909	363,484
TOTAL CURRENT LIABILITIES	89,205	609,694
TOTAL LIABILITIES	89,205	609,694
Net revenues	311,725	1,759,941	5,944,541
Net loss	(11,527,588)	(24,258,182)	(12,532,634)
Net cash provided by (used in) operating activities	5,613,401	21,401,699	(65,068,631)
Net cash provided by (used in) investing activities	(1,455,547)	407,419	46,074,236
Net cash provided by (used in) financing activities	$ (13,203,558)	$ (13,127,699)	$ 123,671